Other Expenses	12 Months Ended
Dec. 31, 2018
Disclosure Of Cost And Expenses By Nature [Abstract]
Other Expenses

32.  OTHER EXPENSES

Other miscellaneous operating expenses for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Other expenses	ThUS$	ThUS$	ThUS$

Other supplies and services	(296,788)	(282,702)	(217,835)
Professional, outsourced and other services	(206,619)	(145,791)	(133,595)
Repairs and maintenance	(203,382)	(247,137)	(164,437)
Indemnities and fines	(11,981)	(4,316)	(4,181)
Taxes and charges	(20,548)	(26,413)	(36,822)
Insurance premiums	(37,793)	(38,522)	(42,072)
Leases and rental costs	(27,885)	(26,448)	(17,271)
Marketing, public relations and advertising	(12,737)	(5,137)	(5,216)
Other supplies	(179,327)	(131,623)	(174,723)
Travel expenses	(21,714)	(25,032)	(18,990)
Environmental expenses (1)	(2,311)	(10,035)	(2,233)

Total	(1,021,085)	(943,156)	(817,375)
(1)	It includes research costs recognized as expenses for the years ended December 31, 2018, 2017 and 2016, of ThUS$856, ThUS$137 and ThUS$288, respectively.